Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

NOTE 10 - INCOME TAXES

For financial reporting purposes, income before income taxes includes the following components:

	Year Ended December 31,
	2023	2022
Loss before income taxes:
United States	$(14,860,458)	$(6,787,009)
Foreign	-	-
Loss before income taxes:	$(14,860,458)	$(6,787,009)

The expense for income taxes consists of:

	Year Ended December 31,
	2023	2022
Current income tax provision
Federal	$-	$-
State	10,253	13,859
Foreign	-	-
	10,253	13,859
Deferred income tax
Federal	(106,387)	36,527
State	(213,715)	87,570
Foreign	-	-
	(320,102)	124,097

Total income tax (benefit) provision	$(309,849)	$137,956

Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

	Year Ended December 31,
	2023	2022
Provision at Federal statutory rate	21.00%	21.00%
State income taxes	1.07%	(1.22)%
Other permanent tax adjustments	(0.37)%	(0.59)%
Change in valuation allowance	(18.93)%	(16.74)%
Shortfalls on Stock Based Compensation	(0.68)%	(4.49)%
Prior period adjustments	0.00%	0.02%
Benefit (provision) for income taxes	2.09%	(2.02)%

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, Management believes that significant uncertainty exists with respect to future realization of all of the deferred tax assets and has therefore established a full valuation allowance. The valuation allowance increased by $3.5 million for the year ended December 31, 2023, compared to the increase of $3.1 million for the year ended December 31, 2022.

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforward	$15,302,761	$13,716,239
Tax credits	205,028	205,028
Lease liabilities	33,397	54,558
Accruals and reserves	168,603	173,247
Capital loss carryforwards	2,678,907	2,678,907
Capitalized research costs	383,233	587,202
Taxable goodwill	1,140,134	-
Intangible assets	523,899	508,057
Stock compensation	397,275	179,105
Federal effect of state taxes	-	44,880
Fixed assets	17,451	-
Other	849	4,533
Total deferred tax assets before valuation allowance:	20,851,537	18,151,756
Valuation allowance	(20,819,919)	(17,343,925)
Deferred tax assets, net of valuation allowance	31,618	807,831

Deferred tax liabilities:
Right-of-use assets	(31,618)	(52,485)
Taxable goodwill	-	(790,527)
Fixed assets	-	(284,921)
Total deferred tax liabilities	(31,618)	(1,127,933)

Net deferred tax liability	$-	$(320,102)

The net deferred tax liability as of December 31, 2022 principally relates to our goodwill deferred tax liability, which has an indefinite reversal pattern. This deferred tax liability only partially serves as source of income for the realization of deferred tax assets with an indefinite loss carryforward period. As of December 31, 2023, the deferred tax liability was reduced to zero as a result of the write-off of the goodwill balance.

As of December 31, 2023, the Company had US federal and state net operating loss (“NOLs”) carryovers of $59.0 million and $64.7 million respectively. Federal and state NOLs generated through December 31, 2017 are available to offset future taxable income, which expire beginning in 2032. Federal NOLs generated for years starting after December 31, 2017 are available to offset future taxable income indefinitely. State NOLs generated for years starting after December 31, 2017 that are available to offset future taxable income indefinitely vary by state. The Company has Federal Capital loss carryovers of $11.8 million at December 31, 2023, which expire in 2024. The Company also has state Capital loss carryovers of $0.2 million at December 31, 2023, which begin to expire in 2024, and have no carryback period. In addition, the Company had tax credit carryforwards of $0.2 million at December 31, 2023, that will be available to reduce future tax liabilities. The tax credit carryforwards will begin to expire beginning in 2032.

In accordance with Section 382 of the Internal Revenue Code, deductibility of the Company’s NOLs may be subject to an annual limitation in the event of a change of control. The Company has not determined whether a change of control has occurred as of December 31, 2023 with respect to the LogicMark NOLs and therefore no limitation under Section 382 has been computed. Management will review for such limitations before any of the LogicMark NOLs are utilized against future taxable income.

The Company has no material uncertain tax positions for any of the reporting periods presented. No interest or penalty expense was recorded during the year or has been accrued as of December 31, 2023 or 2022. The Company does not expect any material changes to any uncertain tax positions in the next twelve months. The Company has filed all of its tax returns for all prior periods through December 31, 2022, and intends to timely file the income tax returns for the period ending December 31, 2023.

The Company is subject to taxation in the United States and various states. As of December 31, 2023, the Company is not under examination by any taxing authority, however, all of the Company’s U.S. and state income tax returns remain open to examination.